Financial Instruments and Risk Management - Schedule of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Trade receivable
Collection within less than 1 year	RM 11,204,601		RM 8,409,351		$ 2,760,774
Other receivables
Collection within less than 1 year	142,730		2,103,818		$ 35,169
Lifetime expected credit loss
As at January 1
Increase in expected credit loss	1,229,403	302,921		RM 90,205
As at December 31	RM 1,229,403	$ 302,921